Short-Term Investments - Schedule of Short-Term Investments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Investments [Abstract]
Marketable securities	$ 215,375	$ 496,122
Wealth management products	4,691,385
Total	$ 4,906,760	$ 496,122